UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark E. Brady
Title:    Chief Operations Officer
Phone:    (937) 291-1223

Signature, Place and Date of Signing:


/s/ Mark E. Brady                  Dayton, Ohio              November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    93

Form 13F Information Table Value Total:    $ 1,478,215
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

                                            Eubel Brady & Suttman Asset Management, Inc.
                                                            SEC Form 13-F
                                                              09/30/07
         ITEM #1                   ITEM #2        ITEM #3     ITEM #4        ITEM #5        ITEM #6   ITEM #7       ITEM #8
                                                               MARKET
                                                               VALUE     SHRS OR SH/ PUT/   INVSMNT    OTHER    VOTING AUTHORITY
      NAME OF ISSUER                TITLE          CUSIP     (X$1,000)   PRN AMT PRN CALL   DSCRTON    MNGRS  SOLE    SHARED OTHER
      --------------                -----          -----     ---------   ------- --- ----   -------    -----  ----    ------ -----
ALESCO FINL INC                COM               014485106     19611     3985930 SH          SOLE    NONE     3985930
ALTRIA GROUP INC               COM               02209S103     21212      305084 SH          SOLE    NONE      305084
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105       657       10264 SH          SOLE    NONE       10264
AMERICA SVC GROUP INC          COM               02364l109       354       31184 SH          SOLE    NONE       31184
AMERICAN EAGLE OUTFITTERS NE   COM               02553E106     68540     2605078 SH          SOLE    NONE     2605078
AMERICAN FINL RLTY TR          COM               02607P305     11978     1488000 SH          SOLE    NONE     1488000
AMERICREDIT CORP               COM               03060R101     50313     2861969 SH          SOLE    NONE     2861969
AMERISAFE INC                  COM               03071H100      1280       77405 SH          SOLE    NONE       77405
AMTRUST FINANCIAL SERVICES I   COM               032359309      6217      409831 SH          SOLE    NONE      409831
ASHFORD HOSPITALITY TR INC     COM SHS           044103109     18188     1809761 SH          SOLE    NONE     1809761
BP PLC                         SPONSORED ADR     055622104       777       11205 SH          SOLE    NONE       11205
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109     45019     1288464 SH          SOLE    NONE     1288464
CAPITAL ONE FINL CORP          COM               14040H105     44026      662744 SH          SOLE    NONE      662744
CASTLEPOINT HOLDINGS LTD       COM               G19522112     12930     1124317 SH          SOLE    NONE     1124317
CATO CORP NEW                  CL A              149205106      1261       61690 SH          SOLE    NONE       61690
CENTENNIAL BK HLDGS INC DEL    COM               151345303       224       35000 SH          SOLE    NONE       35000
CENTURYTEL INC                 COM               156700106     21214      458988 SH          SOLE    NONE      458988
CINCINNATI FINL CORP           COM               172062101     33145      765292 SH          SOLE    NONE      765292
CINTAS CORP                    COM               172908105     46178     1244690 SH          SOLE    NONE     1244690
CLOROX CO DEL                  COM               189054109     23989      393330 SH          SOLE    NONE      393330
COMCAST CORP NEW               CL A              20030N101     29152     1205625 SH          SOLE    NONE     1205625
COMPUDYNE CORP                 NOTE 6.250% 1/1   204795AA6      2242     2242000 SH          SOLE    NONE     2242000
CONSOL ENERGY INC              COM               20854P109     75845     1627584 SH          SOLE    NONE     1627584
COVIDIEN LTD                   COM               G2552X108     10990      264818 SH          SOLE    NONE      264818
DELL INC                       COM               24702R101      2980      107965 SH          SOLE    NONE      107965
DIAMONDROCK HOSPITALITY CO     COM               252784301      1563       89780 SH          SOLE    NONE       89780
DISCOVERY HOLDING CO           CL A COM          25468Y107      1960       67954 SH          SOLE    NONE       67954
DUN & BRADSTREET CORP DEL NE   COM               26483E100     26998      273789 SH          SOLE    NONE      273789
EXXON MOBIL CORP               COM               30231G102      1296       13997 SH          SOLE    NONE       13997
FAIR ISAAC CORP                COM               303250104      1537       42565 SH          SOLE    NONE       42565
FBR CAPITAL MARKETS CORP       COM               30247C301     27142     2082990 SH          SOLE    NONE     2082990
FIFTH THIRD BANCORP            COM               316773100       417       12321 SH          SOLE    NONE       12321
FINISH LINE INC                CL A              317923100       577      132840 SH          SOLE    NONE      132840
FRIEDMAN BILLINGS RAMSEY GRO   CL A              358434108     10528     2283780 SH          SOLE    NONE     2283780
GANNETT INC                    COM               364730101     53885     1233061 SH          SOLE    NONE     1233061
GENERAL COMMUNICATION INC      CL A              369385109      5127      422356 SH          SOLE    NONE      422356
GENERAL ELECTRIC CO            COM               369604103      1405       33948 SH          SOLE    NONE       33948
HEARST-ARGYLE TELEVISION INC   COM               422317107     22395      862689 SH          SOLE    NONE      862689
HOME DEPOT INC                 COM               437076102     28472      877694 SH          SOLE    NONE      877694
HUNTINGTON BANCSHARES INC      COM               446150104       223       13134 SH          SOLE    NONE       13134
IHOP CORP                      COM               449623107      1626       25670 SH          SOLE    NONE       25670
IMPERIAL CAP BANCORP INC       COM               452680101      2729       96608 SH          SOLE    NONE       96608
INTEL CORP                     COM               458140100       291       11262 SH          SOLE    NONE       11262
JOHNSON & JOHNSON              COM               478160104     21842      332456 SH          SOLE    NONE      332456
JONES APPAREL GROUP INC        COM               480074103     18339      867920 SH          SOLE    NONE      867920
KRAFT FOODS INC                CL A              50075n104      8568      248282 SH          SOLE    NONE      248282
K-SWISS INC                    CL A              482686102      4524      197460 SH          SOLE    NONE      197460
LANCASTER COLONY CORP          COM               513847103     27015      707743 SH          SOLE    NONE      707743
LEE ENTERPRISES INC            COM               523768109     11978      769275 SH          SOLE    NONE      769275
LEGACY RESERVES LP             UNIT LP INT       524707304      9073      409070 SH          SOLE    NONE      409070
LEUCADIA NATL CORP             COM               527288104     85443     1771945 SH          SOLE    NONE     1771945
LIBERTY GLOBAL INC             COM SER A         530555101      1062       25889 SH          SOLE    NONE       25889
LIBERTY GLOBAL INC             COM SER C         530555309      1015       26255 SH          SOLE    NONE       26255
LIBERTY MEDIA HLDG CORP        CAP COM SER A     53071M302     20912      167526 SH          SOLE    NONE      167526
LIBERTY MEDIA HLDG CORP        INT COM SER A     53071M104      9191      478457 SH          SOLE    NONE      478457
LOUISIANA PAC CORP             COM               546347105       225       13275 SH          SOLE    NONE       13275
MARINER ENERGY INC             COM               56845T305       614       29650 SH          SOLE    NONE       29650
MARKEL CORP                    COM               570535104      7667       15840 SH          SOLE    NONE       15840
MEDIACOM COMMUNICATIONS CORP   CL A              58446k105      6008      852150 SH          SOLE    NONE      852150
MERCURY GENL CORP NEW          COM               589400100     34495      639618 SH          SOLE    NONE      639618
MERUELP MADDUX PROPERTIES IN   COM               590473104      4054      686040 SH          SOLE    NONE      686040
MGIC INVT CORP WIS             COM               552848103     19092      590906 SH          SOLE    NONE      590906
MICROSOFT CORP                 COM               594918104      9847      334250 SH          SOLE    NONE      334250
3M CO                          COM               88579Y101      1018       10882 SH          SOLE    NONE       10882
NEWALLIANCE BANCSHARES INC     COM               650203102       277       18875 SH          SOLE    NONE       18875
NVR INC                        COM               62944T105     40800       86763 SH          SOLE    NONE       86763
PARK NATL CORP                 COM               700658107      2308       26474 SH          SOLE    NONE       26474
PETROHAWK ENERGY CORP          COM               716495106     60247     3669093 SH          SOLE    NONE     3669093
PFIZER INC                     COM               717081103     30819     1261524 SH          SOLE    NONE     1261524
PINNACLE GAS RESOURCES INC     COM               723464301     11351     2297750 SH          SOLE    NONE     2297750
PIONEER NET RES CO             COM               723787107     19788      439919 SH          SOLE    NONE      439919
PROCTER & GAMBLE CO            COM               742718109       706       10042 SH          SOLE    NONE       10042
QUEST RESOURCE CORP            COM NEW           748349305      2545      263680 SH          SOLE    NONE      263680
RAIT FINANCIAL TRUST           COM               749227104     21608     2625521 SH          SOLE    NONE     2625521
RLI CORP                       COM               749607107     12682      223583 SH          SOLE    NONE      223583
SEABRIGHT INSURANCE HLDGS IN   COM               811656107     18607     1090023 SH          SOLE    NONE     1090023
SEARS HLDGS CORP               COM               812350106     21785      171266 SH          SOLE    NONE      171266
SHERWIN WILLIAMS CO            COM               824348106     37636      572763 SH          SOLE    NONE      572763
SPECIALTY UNDERWRITERS ALLIA   COM               84751T309      1108      158215 SH          SOLE    NONE      158215
TELEPHONE & DATA SYS INC       SPL COM           879433860      5147       83011 SH          SOLE    NONE       83011
TELEPHONE & DATA SYS INC       COM               879433100     36939      553390 SH          SOLE    NONE      553390
THOMAS PPTYS GROUP INC         COM               884453101      2437      203110 SH          SOLE    NONE      203110
TIMBERLAND CO                  CL A              887100105     14456      762473 SH          SOLE    NONE      762473
TOPPS INC                      COM               890786106      2910      300287 SH          SOLE    NONE      300287
TOWER GROUP INC                COM               891777104      7553      288485 SH          SOLE    NONE      288485
TRINITY INDS INC               COM               896522109      1099       29267 SH          SOLE    NONE       29267
TYCO ELECTRONICS LTD           COM NEW           G9144P105      9299      262471 SH          SOLE    NONE      262471
TYCO INTL LTD BERMUDA          SHS               G9143X208     11847      267177 SH          SOLE    NONE      267177
UNITED PARCEL SERVICE INC      CL B              911312106      7085       94337 SH          SOLE    NONE       94337
UST INC                        COM               902911106     34764      700889 SH          SOLE    NONE      700889
WACHOVIA CORP NEW              COM               929903102     20674      412241 SH          SOLE    NONE      412241
WALGREEN CO                    COM               931422109       510       10806 SH          SOLE    NONE       10806
WILLIAMS CTLS INC              COM NEW           969465608      2751      152645 SH          SOLE    NONE      152645



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